EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Issued common shares at January 1	64,676	56,378	49,116
Effect of shares issued	4,169	4,088
Weighted average number of common shares outstanding at December 31	68,845	60,466	52,648